Finance income and expenses - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Borrowing costs capitalized	$ 0	$ 3,921,000	$ 2,562,000
Capitalization rate of borrowing costs		3.82%	6.78%